Note 5 - Investments - Movement in Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Equity securities	$ 1,742	$ 2,435
Additions, noncurrent		1,202
Unrealized loss for the year, noncurrent	(334)	(1,895)
Equity securities	$ 1,408	$ 1,742